Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Series Fund II, Inc.
Entity Central Index Key	0001738073
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000202340
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Trading Symbol	HIYLD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock High Yield Portfolio	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 7.82%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.19%.

What contributed to performance?

The fund’s positive return largely reflects the performance of its core allocation to high yield corporate bonds. In terms of credit quality, contributions were led by holdings of B-rated issues, followed by issues rated BB and CCC. In sector terms, contributions were highlighted by holdings within technology, followed by wirelines.

What detracted from performance?

Detractors from absolute performance were minimal and limited to foreign currency exposures along with exposure to equities and equity futures.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	BlackRock High Yield Portfolio	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jan 15	$9,966	$10,190	$10,066
Feb 15	$10,198	$10,131	$10,308
Mar 15	$10,148	$10,173	$10,252
Apr 15	$10,306	$10,161	$10,376
May 15	$10,336	$10,143	$10,407
Jun 15	$10,192	$10,030	$10,253
Jul 15	$10,183	$10,088	$10,193
Aug 15	$10,045	$10,059	$10,015
Sep 15	$9,725	$10,098	$9,757
Oct 15	$9,941	$10,130	$10,025
Nov 15	$9,775	$10,093	$9,803
Dec 15	$9,489	$10,043	$9,557
Jan 16	$9,424	$10,154	$9,403
Feb 16	$9,483	$10,226	$9,457
Mar 16	$9,722	$10,351	$9,877
Apr 16	$10,068	$10,422	$10,264
May 16	$10,132	$10,430	$10,327
Jun 16	$10,139	$10,614	$10,422
Jul 16	$10,372	$10,701	$10,704
Aug 16	$10,577	$10,713	$10,928
Sep 16	$10,667	$10,715	$11,001
Oct 16	$10,660	$10,644	$11,043
Nov 16	$10,708	$10,405	$10,991
Dec 16	$10,860	$10,436	$11,194
Jan 17	$10,998	$10,472	$11,356
Feb 17	$11,152	$10,553	$11,521
Mar 17	$11,157	$10,550	$11,496
Apr 17	$11,279	$10,637	$11,628
May 17	$11,373	$10,719	$11,729
Jun 17	$11,388	$10,710	$11,745
Jul 17	$11,553	$10,764	$11,875
Aug 17	$11,537	$10,856	$11,870
Sep 17	$11,659	$10,818	$11,977
Oct 17	$11,707	$10,831	$12,028
Nov 17	$11,694	$10,815	$11,997
Dec 17	$11,729	$10,863	$12,033
Jan 18	$11,825	$10,758	$12,106
Feb 18	$11,725	$10,656	$12,003
Mar 18	$11,665	$10,710	$11,930
Apr 18	$11,766	$10,638	$12,008
May 18	$11,752	$10,696	$12,005
Jun 18	$11,813	$10,681	$12,053
Jul 18	$11,955	$10,703	$12,184
Aug 18	$12,011	$10,756	$12,274
Sep 18	$12,075	$10,710	$12,343
Oct 18	$11,831	$10,620	$12,145
Nov 18	$11,733	$10,668	$12,041
Dec 18	$11,453	$10,835	$11,783
Jan 19	$11,970	$10,984	$12,315
Feb 19	$12,169	$10,996	$12,520
Mar 19	$12,270	$11,195	$12,638
Apr 19	$12,445	$11,210	$12,817
May 19	$12,295	$11,382	$12,665
Jun 19	$12,598	$11,543	$12,954
Jul 19	$12,704	$11,578	$13,027
Aug 19	$12,792	$11,840	$13,079
Sep 19	$12,856	$11,788	$13,127
Oct 19	$12,887	$11,826	$13,163
Nov 19	$12,951	$11,824	$13,206
Dec 19	$13,179	$11,842	$13,470
Jan 20	$13,167	$12,054	$13,473
Feb 20	$12,984	$12,235	$13,283
Mar 20	$11,587	$11,996	$11,761
Apr 20	$12,142	$12,236	$12,294
May 20	$12,678	$12,350	$12,831
Jun 20	$12,736	$12,453	$12,953
Jul 20	$13,398	$12,672	$13,556
Aug 20	$13,540	$12,599	$13,687
Sep 20	$13,419	$12,576	$13,546
Oct 20	$13,477	$12,531	$13,613
Nov 20	$13,973	$12,695	$14,152
Dec 20	$14,209	$12,739	$14,419
Jan 21	$14,250	$12,659	$14,467
Feb 21	$14,358	$12,495	$14,520
Mar 21	$14,362	$12,350	$14,542
Apr 21	$14,561	$12,454	$14,700
May 21	$14,619	$12,501	$14,743
Jun 21	$14,809	$12,592	$14,940
Jul 21	$14,842	$12,719	$14,996
Aug 21	$14,931	$12,710	$15,074
Sep 21	$14,934	$12,602	$15,074
Oct 21	$14,915	$12,591	$15,046
Nov 21	$14,756	$12,607	$14,898
Dec 21	$15,056	$12,598	$15,178
Jan 22	$14,660	$12,322	$14,764
Feb 22	$14,552	$12,154	$14,612
Mar 22	$14,441	$11,828	$14,446
Apr 22	$13,907	$11,387	$13,933
May 22	$13,936	$11,449	$13,966
Jun 22	$12,975	$11,221	$13,025
Jul 22	$13,820	$11,503	$13,793
Aug 22	$13,431	$11,204	$13,476
Sep 22	$12,881	$10,721	$12,941
Oct 22	$13,285	$10,603	$13,277
Nov 22	$13,488	$10,999	$13,564
Dec 22	$13,440	$10,961	$13,481
Jan 23	$13,997	$11,301	$13,994
Feb 23	$13,773	$11,024	$13,815
Mar 23	$13,951	$11,282	$13,961
Apr 23	$14,114	$11,351	$14,102
May 23	$13,919	$11,233	$13,972
Jun 23	$14,142	$11,216	$14,206
Jul 23	$14,313	$11,227	$14,403
Aug 23	$14,324	$11,160	$14,444
Sep 23	$14,171	$10,893	$14,272
Oct 23	$14,002	$10,730	$14,104
Nov 23	$14,650	$11,213	$14,743
Dec 23	$15,158	$11,638	$15,293
Jan 24	$15,178	$11,610	$15,292
Feb 24	$15,229	$11,471	$15,337
Mar 24	$15,439	$11,584	$15,518
Apr 24	$15,306	$11,313	$15,372
May 24	$15,458	$11,500	$15,541
Jun 24	$15,620	$11,606	$15,688
Jul 24	$15,922	$11,869	$15,993
Aug 24	$16,202	$12,044	$16,254
Sep 24	$16,393	$12,209	$16,517
Oct 24	$16,252	$11,932	$16,428
Nov 24	$16,446	$12,057	$16,617
Dec 24	$16,426	$11,875	$16,546

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
BlackRock High Yield Portfolio...
	7.82%	4.41%	5.09%
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	8.19	4.20	5.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 20,823,463
Holdings Count | Holding	721
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,823,463
Number of Portfolio Holdings...
721
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
55%

Holdings [Text Block]

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A...
0.1%
BBB/Baa...
4.1
BB/Ba...
38.8
B...
45.3
CCC/Caa...
8.7
N/R...
3.0
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.